Collaborative Research and Development Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Collaborative Research and Development Agreements

6. Collaborative Research and Development Agreements

UCB Pharma S.A.

In March 2013, we and UCB Pharma S.A., or UCB, entered into a research collaboration and license agreement to identify potential biologics targets and therapeutics in the areas of fibrosis-related inflammatory diseases and central nervous system disorders. We plan to conduct five customized cell-based and in vivo screens of our protein library under this agreement. We currently expect to complete our initial research activities under this agreement by March 2016. Upon the completion of those research activities, UCB has up to a two-year evaluation period during which we may be obligated to perform additional services at the request of UCB.

We applied the Financial Accounting Standards Board Accounting Standards Update, or ASU, No. 2009-13, Multiple-Deliverable Revenue Arrangements, in evaluating the appropriate accounting for this agreement. In accordance with this guidance, we concluded that we should account for the arrangement as a single unit of accounting and recognize the arrangement consideration in the same manner as the final deliverable, which is research service.

Under the terms of the agreement, UCB paid us an upfront payment of $6.0 million in March 2013. In addition, we received $2.2 million of a $6.6 million technology access fee in March 2013. The remaining $4.4 million technology access fee is due in two equal installments on the first and second anniversaries of this agreement. UCB also agreed to pay us $2.0 million of research funding during the second and the third years of the research program term. We recorded the $6.0 million upfront payment and $2.2 million technology access payment as deferred revenue, which we will recognize over the initial five-year research period under the agreement.

We are eligible to receive certain evaluation and selection fees and contingent payments with respect to each protein target that UCB elects to obtain an exclusive license, and royalties on the sales of products related to such targets, if any.

We are eligible to receive up to $0.4 million of target evaluation and selection fees with respect to each target we offer to UCB in the collaboration. Substantive uncertainty exists at the inception of the agreement as to whether any of these fees will be received because of the numerous variables that may affect our ability to identify targets that UCB would be interested in further evaluating or with respect to which UCB would develop products. In accordance with ASU No. 2010-17, we concluded that these fees under the agreement with UCB are substantive and will be accounted for under the milestone method of revenue recognition.

In accordance with ASU No. 2010-17, we determined that the remaining contingent payments under the agreement with UCB do not constitute milestone payments and will not be accounted for under the milestone method of revenue recognition. The events leading to these payments under the agreement with UCB do not meet the definition of a milestone under ASU 2010-17 because the achievement of these events solely depends on UCB’s performance. Any revenue from these contingent payments would be subject to an allocation of arrangement consideration and would be recognized over any remaining period of performance obligations, if any, relating to this arrangement. If we have no remaining performance obligations under the arrangement at the time the contingent payment is triggered, we would recognize the contingent payment as revenue in full upon the triggering event.

During the nine months ended September 30, 2013, we recognized $1.4 million of revenue under this arrangement. As of September 30, 2013, we have deferred revenue relating to this collaboration agreement of $6.8 million.

The agreement will terminate upon the expiration of the royalty terms of any products that incorporate or target a protein exclusively licensed under the collaboration. In addition, UCB may terminate this agreement at any time with advance written notice, and either party may terminate the agreement with written notice for the other party’s material breach if such party fails to cure the breach or upon certain insolvency events.

GlaxoSmithKline

Muscle Diseases Discovery Collaboration

In July 2010, we entered into a research collaboration and license agreement with GlaxoSmithKline LLC, or GSK US, to identify potential drug targets and drug candidates to treat skeletal muscle diseases. In December 2012, GSK US selected a protein target for further evaluation under the collaboration agreement. In September 2013, we and GSK US entered into an agreement to extend by approximately eight months the evaluation period for this protein target. In connection with the extension of the evaluation period, GSK US agreed to pay a $0.2 million extension fee. We are recognizing the $0.2 million extension fee over the eight-month extension period, which we recorded as accounts receivable as of September 30, 2013.

9. Collaborative Research and Development Agreements

Pfizer Inc.

In May 2008, we entered into a discovery research collaboration and license agreement with Pfizer Inc. (Pfizer). Under the terms of the agreement, we received an upfront technology access payment of $7.5 million in May 2008 and received a $7.5 million milestone payment in August 2008. In addition, Pfizer provided for research funding over the research program term, and we received $10.0 million and $3.8 million of such research funding in the years ended December 31, 2010 and 2011, respectively.

The $7.5 million upfront technology access payment was recorded as deferred revenue and was recognized over the three-year research period under the agreement. The $7.5 million milestone payment was determined to not represent a substantive, at-risk milestone at the time we entered into the collaboration and, therefore, was recognized over the three-year research period under the agreement.

In connection with the agreement, Pfizer purchased 1,538,123 shares of our Series A-2 convertible preferred stock at a price of $22.76 per share, resulting in net cash proceeds to us of $35.0 million. As a result of the purchase of shares of our Series A-2 convertible preferred stock, in May 2008, Pfizer became a related party to us. We determined that the purchase price of $22.76 per share exceeded the estimated fair value of the Series A-2 convertible preferred stock by $10.9 million and, therefore, recorded the $10.9 million as revenue over the three-year research period.

The agreement expired at the end of the research term in 2011. Total revenue recognized under this arrangement was $18.7 million and $7.2 million for the years ended December 31, 2010 and 2011, respectively.

Fast Forward LLC

In May 2010, we entered into a sponsored research agreement with Fast Forward LLC (Fast Forward), pursuant to which Fast Forward will fund the development of our preclinical-stage therapeutic candidate for treatment of multiple sclerosis. Under the agreement and subject to advancement of the therapeutic candidate, Fast Forward is obligated to pay us an aggregate amount of up to $1.0 million, of which $0.6 million was received in June 2010. Revenue will be recognized based on expenses incurred by us in the conduct of the research set forth in the agreement. Revenues attributable to research and development activities performed under the agreement were $0.1 million for each of the years ended December 31, 2010, 2011 and 2012. As of December 31, 2011 and 2012, we had deferred revenue relating to this research agreement of $0.4 million and $0.3 million, respectively. In addition, we are obligated to make certain contingent payments to Fast Forward, dependent solely on the results of the research and development having future economic benefit. Future contingent payments to Fast Forward consist of a $0.2 million milestone payment upon the administration of a certain compound to the first patient in a Phase III trial in multiple sclerosis and double-digit royalties, up to $2.8 million in the aggregate, based on net sales after commercialization in certain jurisdictions, if any, of such compounds.

The agreement will terminate upon the expiration of the royalty terms of any products that result from the collaboration. In addition, Fast Forward may terminate this agreement for certain scientific or commercial reasons with advance written notice, and either party may terminate this agreement for the other party’s uncured material breach or bankruptcy.

GlaxoSmithKline

Muscle Disorders Discovery Collaboration

In July 2010, we entered into a research collaboration and license agreement with GlaxoSmithKline LLC (GSK US) to identify potential drug targets and drug candidates to treat skeletal muscle diseases. Under the terms of the agreement, we received an upfront technology access payment of $7.0 million in August 2010. The $7.0 million upfront technology access payment was recorded as deferred revenue and was being recognized over the initial three-year research period under the agreement. In addition, GSK US provides for research funding over the research program term.

In May 2011, we amended the agreement to expand the research plan in scope and duration to include an additional cell-based screen and an in vivo screen using our RIPPS technology. Under the amendment, GSK US agreed to provide an additional $6.3 million of research funding over a three-year research program term beginning on the date of the expansion. We received $0.6 million, $3.6 million and $4.2 million of research funding in the years ended December 31, 2010, 2011 and 2012, respectively, related to all research being performed under the GSK US collaboration. Due to this amendment, in May 2011 we revised our estimate of our substantive performance period under this collaboration to extend through the end of this additional research term and began recognizing the remaining unamortized portion of the upfront payment over this revised period into May 2014.

We are eligible to receive certain option and selection payments related to targets identified in the collaboration, payments for the achievement of certain development activities, and royalties on the sales of products related to targets GSK US selects for exclusive development, if any.

We are eligible to receive up to $1.8 million of preclinical milestone payments for each screening assay when a target is claimed or selected for further development. Substantive uncertainty exists as to whether any of these milestones will be achieved because of the numerous variables that may affect our ability to identify targets that GSK US would be interested in further evaluating or with respect to which GSK US would develop products. In accordance with ASU No. 2010-17, we concluded that these milestones under the agreement with GSK are substantive and will be accounted for under the milestone method of revenue recognition.

In accordance with ASU No. 2010-17, we determined that the remaining contingent payments under the agreement with GSK US do not constitute milestone payments and will not be accounted for under the milestone method of revenue recognition. The events leading to these payments under the agreement with GSK US do not meet the definition of a milestone under ASU 2010-17 because the achievement of these events is solely dependent on GSK US’s performance. Any revenue from these contingent payments would be subject to an allocation of arrangement consideration and would be recognized over any remaining period of performance obligations, if any, relating to this arrangement. If there are no remaining performance obligations under the arrangement at the time the contingent payment is triggered, the contingent payment would be recognized as revenue in full upon the triggering event.

In connection with the agreement, GSK US purchased 329,597 shares of our Series A-2 convertible preferred stock at a price of $22.76 per share, resulting in net cash proceeds to us of $7.5 million. We determined that the purchase price of $22.76 per share exceeded the estimated fair value of the Series A-2 convertible preferred stock by $3.0 million and, therefore, recorded the $3.0 million as revenue in the same manner as the upfront technology access payment.

In December 2012, GSK US selected a protein for further evaluation. The related milestone payment of $0.3 million was recorded as accounts receivable as of December 31, 2012.

Total revenue recognized under this arrangement was $1.9 million, $5.2 million and $5.8 million for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, we had deferred revenue relating to this collaboration agreement of $7.0 million and $5.7 million, respectively.

The agreement will terminate upon the expiration of the royalty terms of any products that incorporate or target a protein exclusively licensed under the collaboration. In addition, GSK US may terminate this agreement at any time with advance written notice, and either party may terminate this agreement with written notice for the other party’s material breach if such party fails to cure the breach or upon certain insolvency events.

Respiratory Diseases Discovery Collaboration

In April 2012, we entered into a research collaboration and license agreement with Glaxo Group Limited (GSK UK) to identify new therapeutic approaches to treat refractory asthma and chronic obstructive pulmonary disease (COPD) function with a particular focus on identifying novel protein therapeutics and antibody targets. We plan to conduct up to six customized cell-based screens of our protein library under this agreement. The four-year research term will end in April 2016. Under the terms of the agreement, GSK UK paid us an upfront technology access payment of $7.5 million in April 2012.

We applied ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements, in evaluating the appropriate accounting for this agreement. In accordance with this guidance, we concluded that the arrangement should be accounted for as a single unit of accounting and that the arrangement consideration should be recognized in the same manner as the final deliverable, which is the research service. The $7.5 million upfront technology access payment was recorded as deferred revenue and is being recognized over the initial four-year research period under the agreement. In addition, GSK UK agreed to pay us $10.5 million of research funding over the research program term. We received $1.3 million of research funding in the year ended December 31, 2012, related to all research being performed under the GSK UK discovery collaboration.

We are eligible to receive certain option and selection payments, payments for the achievement of certain development activities, and royalties on the sales of products related to targets GSK UK selects for exclusive development, if any.

We are eligible to receive up to $1.8 million of preclinical milestone payments for each screen assay when a target is claimed or selected for further development. In addition, prior to the time GSK UK exercises its right to obtain an exclusive worldwide license to a protein target, we and GSK UK will discuss and agree on Track 1 Targets, which GSK UK will have sole responsibility for the further development and commercialization of products that incorporate or target the protein targets, and Track 2 Targets, which we will develop biologics that incorporate or target the protein targets through to clinical proof of mechanism in either a Phase 1 clinical trial or Phase 2 clinical trial. We and GSK UK will take into consideration each party’s available resources and capabilities at the time in deciding which protein targets will be Track 1 Targets or Track 2 Targets, but subject to each party’s general right to alternate in such selection with GSK UK have the right to first select. For each Track 2 Target, we are eligible to receive a $4.0 million milestone payment upon initiation of the first GLP toxicology study, a $6.5 million milestone payment upon the initiation of Phase 1 clinical trial and a $11.0 million milestone payment upon the initiation of Phase 2 clinical trial. We are also eligible to receive a $14.0 million option exercise milestone if GSK UK exercises its option to develop the Track 2 Target prior to the initiation of Phase 2 clinical trial or a $23.0 million option exercise milestone if GSK UK exercises after the initiation of Phase 2 clinical trial for the Track 2 Targets. Substantive uncertainty exists at the inception of the agreement as to whether any of these milestones will be achieved because of the numerous variables that may affect our ability to identify targets that GSK UK would be interested in further evaluating or with respect to which GSK UK would develop products. In accordance with ASU No. 2010-17, we concluded that these milestones under the agreement with GSK UK are substantive and will be accounted for under the milestone method of revenue recognition.

In accordance with ASU No. 2010-17, we determined that the remaining contingent payments under the agreement with GSK UK do not constitute milestone payments and will not be accounted for under the milestone method of revenue recognition. The events leading to these payments under the agreement with GSK UK do not meet the definition of a milestone under ASU 2010-17 because the achievement of these events is solely dependent on GSK UK’s performance. Any revenue from these contingent payments would be subject to an allocation of arrangement consideration and would be recognized over any remaining period of performance obligations, if any, relating to this arrangement. If there are no remaining performance obligations under the arrangement at the time the contingent payment is triggered, the contingent payment would be recognized as revenue in full upon the triggering event.

In connection with the agreement, GSK UK purchased 381,693 shares of our Series A-3 convertible preferred stock at a price of $26.20 per share, resulting in net cash proceeds to us of $10.0 million. We determined that the purchase price of $26.20 per share exceeded the estimated fair value of the Series A-3 convertible preferred stock by $3.1 million and, therefore, recorded the $3.1 million as deferred revenue to be recognized initially over the four-year research period.

Total revenue recognized under this arrangement was $3.2 million for the year ended December 31, 2012. As of December 31, 2012, we had deferred revenue relating to this collaboration agreement of $8.8 million.

The agreement will terminate upon the expiration of the royalty terms of any products that incorporate or target a protein exclusively licensed under the collaboration. In addition, GSK UK may terminate this agreement at any time with advance written notice, and either party may terminate this agreement with written notice for the other party’s material breach if such party fails to cure the breach or immediately in the case of failure to comply with certain anti-bribery and anti-corruption policies or upon certain insolvency events.

Human Genome Sciences, Inc.

In March 2011, we entered into a license and collaboration agreement with Human Genome Sciences, Inc. (HGS), which was acquired by GlaxoSmithKline (GSK) in 2012 and we refer to HGS as GSK-HGS. Pursuant to the agreement we granted HGS an exclusive license to develop and commercialize our FP-1039 product and other FGFR1 fusion proteins for multiple cancers in the United States, the European Union and Canada. Under the terms of the agreement, GSK-HGS paid us an upfront license fee of $50 million. We received full payment of the $50 million upfront license fee in March 2011. The agreement also calls for tiered double-digit percentage royalty payments on net sales. GSK-HGS, has exclusive rights to develop and commercialize FP-1039 for all indications in the United States, the European Union and Canada. We have an option to co-promote FP-1039 in the United States, and retain development and commercialization rights in territories outside the United States, the European Union and Canada.

We applied ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements, in evaluating the appropriate accounting for this agreement. In accordance with this guidance, we identified the initial license, associated technology transfer and services for the conduct of the then-concluding FP-1039 Phase 1 clinical trial as substantive deliverables under this agreement. However, since all of the deliverables were fully delivered by December 31, 2011, the $50 million upfront license fee associated with the deliverables was entirely recognized as revenue in 2011.

Additionally, GSK-HGS is obligated to reimburse us for all future research and development costs associated with FP-1039 incurred by us in the conduct of research and development activities on behalf of GSK-HGS. At the time we entered into the FP-1039 license, we agreed to perform services for the conduct of the then-concluding Phase 1 clinical trial. We also elected to conduct a Phase 2 clinical trial of FP-1039 in endometrial cancer for which we were reimbursed by GSK-HGS. The Phase 2 clinical trial was terminated in January 2012 and we are no longer conducting any activities with respect to this trial. Additionally, GSK-HGS is obligated to pay us for the costs of other FP-1039 related research and development activities we elect to undertake on behalf of GSK-HGS. Revenue from GSK-HGS related to these development costs associated with FP-1039 is recognized as we incur these costs. For the years ended December 31, 2011 and 2012, we recognized $2.4 million and $0.9 million, respectively, in revenue from GSK-HGS related to development costs associated with FP-1039. As of December 31, 2011 and 2012, the receivable from GSK-HGS under the agreement related to such costs was $0.8 million and $0.1 million, respectively.

GSK-HGS is obligated to pay us certain amounts contingent upon the achievement of pre-specified development, regulatory and commercial criteria, which could total approximately $435 million. We determined that these contingent payments will not be accounted for under the milestone method of revenue recognition as the events that trigger these payments under the agreement with GSK-HGS do not meet the definition of a milestone under ASU 2010-17 because the achievement of these milestones is solely dependent on GSK-HGS’s performance. Revenue from these contingent payments will be recognized if and when such payments become due, subject to satisfaction of all the criteria necessary to recognize revenue at that time, because we do not have any outstanding performance obligations under this arrangement.

The agreement will terminate upon the expiration of the royalty terms of any products that result from the collaboration. In addition, GSK-HGS may terminate this agreement at any time with advance written notice, and either party may terminate this agreement for the other party’s material breach if such party fails to cure the breach or upon certain insolvency events.